Significant Accounting Policies - Summary of Disaggregation of Revenue (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue	$ 19,560,190	$ 18,894,135	$ 63,674,204	$ 55,385,321	$ 173,414,881	$ 0
Direct to consumer
Disaggregation of Revenue					54,238,607
Wholesale
Disaggregation of Revenue					$ 119,176,274